Supplement to the

Quant Funds Ordinary and Institutional Shares Prospectus

Dated July 30, 2007

Effective June 30, 2008, the following replaces the corresponding section of the prospectus. Please refer to the prospectus for the main text of the supplemented section.

The Advisors and Portfolio Management

Quant Emerging Markets Fund

Advisor. PanAgora Asset Management, Inc. (“PanAgora”), 260 Franklin Street, Boston, MA 02110, serves as the investment subadvisor to the Emerging Markets Fund. As of March 31, 2008, PanAgora had over $20 billion in assets under management in portfolios of institutional pension and endowment funds, among others. Putnam Investments LLC is a control person of PanAgora. Prior to November 3, 2003, the Advisor to the Emerging Markets Fund was Independence Investments LLC (“Independence”).

Portfolio Management. The Emerging Markets Fund is managed by the following team.

Portfolio manager	Portfolio manager experience in this Fund	Primary title(s) with Advisor, primary role and investment experience
David P. Nolan, CFA	Since 2003

Portfolio Manager, Equity Investments
Investment professional since 1984; from 1999 to 2003 as a portfolio manager for the Fund at Independence Investment LLC and its predecessor company, Boston International Advisors; since 2003 with PanAgora.

Samantha R. Louis Stevens	Since 2003	Portfolio Manager, Equity Investment Investment professional since 1998; from 1999 to 2003 as Trading Officer for Independence Investment Associates; since 2003 with PanAgora.
Sanjoy Ghosh, Ph.D.	Since 2008

Director, Equity Investments
Dr. Ghosh is a Director responsible for managing the firm’s dynamic equity investments. Prior to joining PanAgora, he worked at Putnam Investments as a Portfolio Manager on the Structured Equity team and has over 6 years investment industry experience.

Ronald Hua, CFA	Since 2008

Chief Investment Officer and Head of Research, Equity Investments
Mr. Hua is Chief Investment Officer, Equity Investments. He is responsible for all equity strategies at PanAgora. He is also a member of the firm’s Management and Investment Committees. Mr. Hua is a CFA charterholder with over 10 years investment industry experience.

Dmitri Kantsyrev, Ph.D., CFA	Since 2008

Analyst, Equity Investments
Dr. Kantsyrev is a Quantitative Analyst on the Dynamic Equity Modeling Team primarily responsible for conducting research for PanAgora’s Global and International Equity strategies. In this role, he is working on a new alpha source and developing a stock selection model. Dr. Kantsyrev joined PanAgora from the University of Southern California, where he studied Finance. Dr. Kantsyrev is a CFA charterholder.

1133-00-0608

Supplement to the

Quant Funds Ordinary and Institutional Shares

Statement of Additional Information

Dated July 30, 2007

Effective June 30, 2008, the following replaces the corresponding section of the Statement of Additional Information (“SAI”). Please refer to the SAI for the main text of the supplemented section.

PORTFOLIO MANAGERS

The portfolio managers or portfolio management team for each Fund are listed below.

In some instances a portfolio manager manages other investment companies and/or investment accounts in addition to the Quant Fund for which he or she serves as portfolio manager. The following tables show, as of the Funds’ most recent fiscal year end March 31, 2008, the number of accounts each portfolio manager managed in each of the listed categories and the total assets in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts.

Quant Emerging Markets Fund - PanAgora (as of March 31, 2008)

David P. Nolan	Category	Number of All Accounts	Total Assets of All Accounts*	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
	Registered Investment Companies	0	0	0	N/A
	Other Pooled Investment Vehicles	0	0	0	N/A
	Other Accounts	5	512	0	N/A
Samantha R. Louis Stevens	Category	Number of All Accounts	Total Assets of All Accounts*	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
	Registered Investment Companies	1	$9 million	0	N/A
	Other Pooled Investment Vehicles	9	$49 million	0	N/A
	Other Accounts	21	$2.9 billion	0	N/A
Dmitri Kantsyrev, Ph.D., CFA	Category	Number of All Accounts	Total Assets of All Accounts*	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
	Registered Investment Companies	10	$816 million	0	N/A
	Other Pooled Investment Vehicles	14	$1.9 billion	2	$149 million
	Other Accounts	50	$5.6 billion	4	$659 million

Ronald Hua, CFA	Category	Number of All Accounts	Total Assets of All Accounts*	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
	Registered Investment Companies	11	$825 million	0	N/A
	Other Pooled Investment Vehicles	23	$1.9 billion	2	$149 million
	Other Accounts	71	$8.4 billion	4	$659 million
Sanjoy Ghosh, Ph.D.	Category	Number of All Accounts	Total Assets of All Accounts*	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
	Registered Investment Companies	10	$816 million	0	N/A
	Other Pooled Investment Vehicles	14	$1.9 billion	2	$149 million
	Other Accounts	50	$5.6 billion	4	$659 million

*	For registered investment companies, assets represent net assets of all open-end investment companies and gross assets of all closed-end investment companies.

The following table shows the dollar range of shares of a Fund that were beneficially owned by each portfolio manager as of the Fund’s most recent fiscal year most recently ended.

Quant Fund and Portfolio Manager	Dollar Range of Equity Securities Owned

Emerging Markets (PanAgora)	$0 - $10,000	$10,001 - $50,000	$50,001 - $100,000	$100,001 - $500,000	$100,001 - $500,000	Over $500,000
David P. Nolan	None
Samantha R. Louis Stevens	None
Dmitri Kantsyrev, Ph.D., CFA	None
Ronald Hua, CFA	None
Sanjoy Ghosh, Ph.D.	None